Offerings - Offering: 1	Jun. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, to be issued pursuant to the Aether Holdings, Inc. 2024 Equity Incentive Plan
Amount Registered | shares	1,790,364
Proposed Maximum Offering Price per Unit	3.33
Maximum Aggregate Offering Price	$ 5,961,912.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 823.34
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Aether Holdings, Inc. 2024 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction. Represents 1,183,128 shares of Common Stock initially reserved for issuance under the Plan and 607,236 additional shares of Common Stock reserved for issuance under the Plan as a result of the automatic annual increase provision therein on January 1, 2026. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Common Stock as reported on The Nasdaq Stock Market LLC on June 4, 2026.